Bank loans	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Debt Disclosure [Abstract]
Bank loans

Note 10 — Bank loans

Bank loans consisted of the following:

	As of March 31,
	2022	2021

Unsecured loan from China Construction Bank wholly repayable within 1 year	$257,997	$402,254
Unsecured loan from Bank of Beijing wholly repayable within 1 year	204,032	—
Total unsecured bank loan wholly repayable within 1 year	462,029	402,254

Secured loan from China Construction Bank wholly repayable more than 1 year	366,653	261,251
Total	$828,682	$663,505

As of March 31, 2022, the outstanding loan from China Construction Bank of $257,997 (or RMB 1,636,000) with annual interest rate of 3.8525% was unsecured and denominated in RMB for a term of 12 months. This facility of credit limit of RMB 1,636,000 was obtained on May 14, 2021 and will be expired on May 14, 2022, with floating interest rate charged at 0.25% over the PRC 1-year loan prime rate.

The outstanding loan from Bank of Beijing of $204,032 (or RMB 1,293,798) with annual interest rate of 4.8% was unsecured and denominated in RMB for a term of 5 months. This facility of credit limit of RMB 1,293,798 was obtained on May 25, 2021 and will be expired on May 24, 2022, with floating interest rate charged at 2% over the PRC 1-year loan prime rate.

As of March 31, 2022, the outstanding loan from China Construction Bank of $366,653 (or RMB 2,325,000) with annual interest rate of 4.4% was secured by pledging the property of the Company’s CEO and director, Ms. Ting Chang, and denominated in RMB for a term of 36 months. This facility of credit limit of RMB 2,325,000 was obtained on May 8, 2020 and will be expired on May 7, 2023, with floating interest rate charged at 0.7% over the PRC 1-year loan prime rate.

Interest expenses for the years ended March 31, 2022 and 2021 were $35,361 and $24,250, respectively.

Note 8 — Bank loans

Bank loans consisted of the following:

	Years ended March 31,
	2021	2020

Unsecured loan from China Construction Bank wholly repayable within 1 year	$402,254	$460,030
Secured loan from China Construction Bank wholly repayable more than 1 year	261,251	—
Total	$663,505	$460,030

As of March 31, 2021, the outstanding loan from China Construction Bank of $402,254 with annual interest rate of 3.8525% was unsecured and denominated in RMB for a term of 12 months.

As of March 31, 2021, the outstanding loan from China Construction Bank of $261,251 with annual interest rate of 4.55% was secured by pledging the property of the Company’s CEO and director, Ms. Ting Ting Chang, and denominated in RMB for a term of 36 months.

Interest expense for the years ended March 31, 2021and 2020 were $24,250 and $10,208, respectively.